Financial income and expenses	12 Months Ended
Dec. 31, 2019
Financial income and expenses [Abstract]
Financial income and expenses [Text block]

7Financial income and expenses

Philips Group

Financial income and expenses

in millions of EUR

2017 - 2019

	2017	2018	2019
Interest income	40	31	27
Interest income from loans and receivables1)	12	8	10
Interest income from cash and cash equivalents	28	22	17
Dividend income from financial assets	64	2	52
Net gains from disposal of financial assets	1	6	2
Net change in fair value of financial assets at fair value through profit or loss	7		17
Other financial income	14	12	17
Financial income	126	51	117
Interest expense	(222)	(188)	(196)
Interest on debt and borrowings	(177)	(158)	(167)
Finance charges under lease contract	(8)	(7)	(6)
Interest expenses - pensions	(37)	(23)	(22)
Provision-related accretion and interest	(22)	(15)	(22)
Net foreign exchange losses	(2)	(2)	(2)
Impairment loss of financial assets	(2)	-	-
Net change in fair value of financial assets at fair value through profit or loss		(1)
Other financial expenses	(15)	(58)	(13)
Financial expense	(263)	(264)	(233)
Financial income and expenses	(137)	(213)	(117)
1)Interest income from net investments in finance leases amounts to EUR 4 million in 2019.

In 2019, net financial expenses decreased by EUR 96 million year-on-year, mainly due to dividend income from investments, while 2018 included financial charges of EUR 46 million related to bonds redemptions. Net interest expense in 2019 was EUR 12 million higher than in 2018, mainly due to interest expense of EUR 20 million on lease liabilities recorded in 2019 following the adoption of IFRS 16.

In 2018, net financial expenses were EUR 213 million, which was EUR 76 million higher than in 2017. Other financial expenses included financial charges related to the early redemption of USD bonds of EUR 46 million. Net interest expense in 2018 was EUR 25 million lower than in 2017, mainly due to lower interest expenses on pensions and lower interest expenses on net debt*). The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity.

*)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.